UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BARCLAYS BANK (Suisse) SA
Address: 8/10 rue d'Italie
	 Geneva, Switzerland CH-1211

Form 13F File Number: 028-13878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea Repp
Title: Managing Director, Barclays Wealth
Phone: 0044 (0) 20 777 37422

Signature, Place, and Date of Signing:

Andrea Repp, Switzerland,   February 14, 2012

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
28-826                        Barclays PLC